FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities are measured at fair value on a recurring basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021 and 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2021	December 31, 2020
Assets:
Cash and marketable securities held in Trust Account	1	$90,849,312	$130,681,047
Liabilities:
Warrant liability – Private Warrants	3	6,982,603	3,950,311
Forward share purchase agreements	3	2,174,989	—

Schedule of quantitative information regarding Level 3 fair value measurements
The following table presents the quantitative information regarding Level 3 fair value measurements of the warrant liability:

	December 31, 2021	December 31, 2020
Exercise price	$11.50	$11.50
Stock price	$9.99	$10.20
Volatility	24.9%	17.2%
Term	5.00	5.00
Risk-free rate	1.19%	0.29%
Dividend yield	0.0%	0.0%
The following table presents the quantitative information regarding Level 3 fair value measurements of the Forward Purchase Agreements:

	December 31, 2021
Exercise price	$ $	10.01 and 10.16
Stock price		$9.99
Volatility		24.9%
Term		0.25
Risk-free rate		0.06%
Dividend yield		0.0%

Summary of changes in fair value of warrant and Level 3 liabilities
The following table presents the changes in the fair value of warrant liabilities:

Private Placement Warrants
Fair value as of December 31, 2020	$3,950,311
Change in fair value	3,032,292

Fair value as of December 31, 2021	$6,982,603

The following table presents a summary of the changes in the fair value of the FPA liability, a Level 3 liability, measured on a recurring basis.

FPA
Fair value as of December 22, 2021	$2,174,989
Change in fair value	0

Fair value as of December 31, 2021	$2,174,989